Employee Benefit Plans - Expected Future Other Postretirement Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
2014	$ 2,000	$ 2,000
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2014		38
2015		42
2016		49
2017		68
2018		63
2019 to 2023		272
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2014		28
2015		27
2016		25
2017		24
2018		23
2019 to 2023		99
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2014		66
2015		69
2016		74
2017		92
2018		86
2019 to 2023		$ 371